Segment Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) item	Jun. 30, 2025 USD ($) item	Jun. 30, 2026 USD ($) item segment	Jun. 30, 2025 USD ($) item
Segment Information
Number of reportable segments | segment			1
Number of operating vessels | item	19	18	19	18
Revenues	$ 96,776	$ 87,060	$ 188,783	$ 171,089
Revenues | Equinor ASA | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	22.00%	17.00%	21.00%	17.00%
Revenues	$ 20,271	$ 14,236	$ 37,742	$ 28,755
Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	19.00%	26.00%	19.00%	24.00%
Revenues	$ 17,833	$ 22,436	$ 35,071	$ 41,247
Revenues | Eni Trading and Shipping S.p.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	13.00%	14.00%	13.00%	14.00%
Revenues	$ 11,841	$ 11,603	$ 23,131	$ 23,002
Revenues | Petrochina International | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	12.00%		11.00%
Revenues	$ 11,059		$ 19,210
Revenues | Chartering and Shipping Service S.A., a subsidiary of TotalEnergies | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	11.00%	11.00%	9.00%	11.00%
Revenues	$ 9,726	$ 9,588	$ 16,789	$ 19,077
Revenues | Fronape International Company, a subsidiary of Petrobras Transporte S.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	5.00%	11.00%	8.00%	11.00%
Revenues	$ 4,879	$ 9,317	$ 13,935	$ 18,143
Revenues | Repsol Sinopec Brasil, S.A. and Repsol Trading S.A., both subsidiaries of Repsol Sinopec Brasil, B.V. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	6.00%	9.00%	7.00%	10.00%
Revenues	$ 5,173	$ 7,603	$ 12,867	$ 16,606
Minimum | Revenues | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%	10.00%